Accrued Liabilities Table (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Accrued Liabilities, Current [Abstract]
Deferred income	$ 338	$ 94
Interest on debt	310	284
Employee costs	223	215
Refundable deposits	160	0
Special distribution repayable to Gulfstream (See Note 6 - Investing Activities)	0	149
Asset retirement obligations	61	57
Other, including other loss contingencies	356	279
Other accrued liabilities	$ 1,448	$ 1,078